LEASES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	$ 1,806
2022	1,671
2023	1,460
2024	1,303
2025	1,318
Thereafter	3,431
Total undiscounted lease payments	10,989
Less: Interest	(372)
Total operating lease liabilities	$ 10,617	$ 7,739